Investor Class | T. Rowe Price Global Stock Fund
T. Rowe Price Global Stock Fund
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		Investor Class T. Rowe Price Global Stock Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Investor Class T. Rowe Price Global Stock Fund
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.22%
Total annual fund operating expenses	0.87%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Global Stock Fund	89	278	482	1,073

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 71.4% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will diversify broadly by investing in a variety of industries in developed and, to a lesser extent, emerging markets. The fund will normally invest in at least five countries, one of which will be the U.S. Under normal conditions, at least 40% of the fund's net assets will be invested in companies outside the U.S. (at least 30% of its net assets will be invested in companies outside the U.S. if foreign market conditions are not favorable). Although the fund can purchase stocks without regard to a company's market capitalization (shares outstanding multiplied by share price), investments will generally be in large- and medium-sized companies. The percentage of assets invested in U.S. and foreign stocks will normally be at least 80% of the fund's net assets and will vary over time according to the manager's outlook.

While the fund invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Security selection reflects a growth style. The fund relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

• leading or improving market position;

• attractive business niche;

• attractive or improving franchise or industry position;

• seasoned management;

• stable or improving earnings and/or cash flow; and

• sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk Since the fund can invest a sizable portion of its assets in foreign securities, it will be subject to the risk that some holdings may lose value because of declining foreign currencies, adverse political or economic developments overseas, illiquid trading markets, governmental interference, or regulatory practices that differ from the U.S. These risks are heightened for the fund's investments in emerging markets.

Investment style risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Global Stock Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/09	23.61%
Worst Quarter	12/31/08	-33.53%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns - Investor Class	1 Year	5 Years	10 Years
T. Rowe Price Global Stock Fund	(11.55%)	(4.29%)	3.60%
T. Rowe Price Global Stock Fund Returns after taxes on distributions	(11.65%)	(4.86%)	3.14%
T. Rowe Price Global Stock Fund Returns after taxes on distributions and sale of fund shares	(7.38%)	(3.72%)	3.03%
T. Rowe Price Global Stock Fund MSCI All Country World Index	(6.86%)	(1.41%)	4.76%
T. Rowe Price Global Stock Fund Lipper Global Large-Cap Growth Funds Average	(7.50%)	(1.60%)	3.83%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.